Note 6 - Lease Obligations - Minimum Lease Payment Commitments Under Leases (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
2023	$ 7,112,820	$ 4,724,847
Less: Interest	462,825
Present value of minimum lease payments	6,649,995	$ 4,206,869
Not later than one year [member]
Statement Line Items [Line Items]
2023	3,462,763
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
2023	2,318,051
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
2023	498,844
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
2023	275,129
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
2023	270,636
Later than five years and not later than six years [member]
Statement Line Items [Line Items]
2023	265,312
Later than six years [member]
Statement Line Items [Line Items]
2023	$ 22,085